Summary Prospectus and
Prospectus Supplement

October 15, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated October 15, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2020

Emerging Markets Equity Portfolio (Class I) (the "Fund")

Effective December 31, 2020, May Yu will no longer serve as a portfolio manager of the Fund. Accordingly, on December 31, 2020, all references to Ms. Yu will be removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.